Income Tax Benefit (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Benefit
Tax losses	$ 35,299,886	$ 30,138,000
Deferred Tax Asset	$ 9,707,469	$ 8,287,950
Percentage of Income Tax Benefit	27.50%	27.50%